FINANCIAL DATA OF THE COMMINGLED TRUST (Tables)	12 Months Ended
Dec. 31, 2025
EBP 013
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The Statements of Net Assets Available for Benefits of the Commingled Trust are as follows:

	December 31, 2025		December 31, 2024
(Dollars in Thousands)	Commingled Trust	Plan's Interest in Commingled Trust	Commingled Trust	Plan's Interest in Commingled Trust
Investments:
Investments at Fair Value:
Common Collective Trusts
NT Collective S&P 500 Index Fund	$724,829	$63,835	$709,312	$57,222
JP Morgan ACWI Ex US Fund	194,637	18,928	176,480	16,284
NT Collective Russell 1000 Growth Index Fund	286,910	26,375	270,329	24,177
Vanguard Fiduciary Trust Target Retirement Income Fund	55,187	4,087	53,960	4,128
Vanguard Fiduciary Trust Target Retirement 2025 Fund	288,590	20,788	300,910	21,468
Vanguard Fiduciary Trust Target Retirement 2035 Fund	563,427	30,717	521,599	27,602
Vanguard Fiduciary Trust Target Retirement 2045 Fund	464,686	29,587	399,470	24,821
Vanguard Fiduciary Trust Target Retirement 2055 Fund	208,728	12,486	172,351	9,549
Vanguard Fiduciary Trust Target Retirement 2065 Fund	68,107	8,941	47,348	5,841
Capital Group Employee Benefit Investment Trust	203,084	21,343	192,297	19,149
Short-Term Investments	7,528	521	14,124	956
Mutual Funds
JP Morgan Large Cap Value Fund	101,730	9,523	84,035	7,780
Blackrock Funds Advantage Small Cap Core Fund	93,550	5,742	94,802	5,067
Charles Schwab Self Directed Account - Mutual Funds	66,324	482	62,548	275
Common Stock of The Goodyear Tire & Rubber Company	31,339	2,323	35,250	2,290
Total Investments at Fair Value	3,358,656	255,678	3,134,815	226,609
Investments at Contract Value:
Investment Contracts (See Note 8)	411,008	29,446	475,251	32,194
Total Investments	3,769,664	285,124	3,610,066	258,803
Receivables:
Accrued Interest and Dividends	37	2	52	3
Total Receivables	37	2	52	3
Total Assets	3,769,701	285,126	3,610,118	258,806
Liabilities:
Pending Trades	—	—	(12)	(1)
Administrative Expenses Payable	(743)	(66)	(969)	(80)
Total Liabilities	(743)	(66)	(981)	(81)
Net Assets Available for Benefits	$3,768,958	$285,060	$3,609,137	$258,725
Net investment gain for the Commingled Trust is as follows:

(Dollars in Thousands)	Year Ended December 31, 2025
Net Appreciation in Fair Value of Investments	$522,658
Interest and Dividends	20,438
Investment Gain	543,096
Administrative Expenses	(1,984)
Net Investment Gain	$541,112